UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JANUARY 31, 2019
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.5%
	Shares	Value
COMMUNICATION SERVICES — 0.9%
Nexstar Media Group, Cl A	9,951	$830,610

CONSUMER DISCRETIONARY — 11.6%
Denny’s *	177,205	3,134,757
Extended Stay America	86,578	1,480,484
Lithia Motors, Cl A	25,012	2,224,817
Oxford Industries	27,081	2,073,863
Six Flags Entertainment	38,685	2,382,609

		11,296,530

CONSUMER STAPLES — 7.8%
B&G Foods	70,682	1,884,382
Calavo Growers	16,654	1,354,969
Hostess Brands, Cl A *	168,987	1,941,661
MGP Ingredients	11,743	843,030
Spectrum Brands Holdings	28,311	1,582,019

		7,606,061

ENERGY — 4.4%
Callon Petroleum *	201,043	1,636,490
Enerplus	168,074	1,455,521
Magnolia Oil & Gas *	48,718	586,565
Viper Energy Partners	19,468	617,330

		4,295,906

FINANCIALS — 22.3%
BancFirst	18,232	978,694
BGC Partners, Cl A	405,660	2,511,035
Columbia Banking System	90,572	3,328,521
FB Financial	54,632	1,807,227
First Merchants	75,116	2,751,499
Health Insurance Innovations, Cl A *	31,853	1,221,244
Heritage Financial	49,500	1,533,510
Lakeland Bancorp	118,242	1,850,487
Pacific Premier Bancorp *	79,716	2,371,551
PacWest Bancorp	63,790	2,461,656
South State	3,693	245,030

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JANUARY 31, 2019
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
United Bankshares	22,410	$792,642

		21,853,096

HEALTH CARE — 2.7%
Ligand Pharmaceuticals *	22,414	2,647,093

INDUSTRIALS — 14.4%
CBIZ *	157,153	3,080,199
Genesee & Wyoming, Cl A *	35,710	2,803,949
Kaman	29,794	1,761,421
KAR Auction Services	73,281	3,811,345
Teledyne Technologies *	11,759	2,636,603

		14,093,517

INFORMATION TECHNOLOGY — 12.9%
ACI Worldwide *	145,076	4,288,447
CTS	31,152	883,782
Itron *	31,002	1,693,639
j2 Global	23,265	1,748,597
Lattice Semiconductor *	108,617	847,213
Silicon Motion Technology ADR	31,025	1,209,044
Verra Mobility *	187,638	1,962,694

		12,633,416

MATERIALS — 8.2%
Livent *	62,919	796,555
Orion Engineered Carbons	77,022	2,125,037
Silgan Holdings	95,757	2,644,808
Valvoline	112,238	2,481,582

		8,047,982

REAL ESTATE — 8.3%
Community Healthcare Trust ‡	63,799	2,106,643
Howard Hughes *	12,684	1,408,431
Medical Properties Trust ‡	212,733	3,871,741

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JANUARY 31, 2019
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Newmark Group, Cl A	74,088	$774,220

		8,161,035

TOTAL COMMON STOCK
(Cost $94,310,374)		91,465,246

SHORT-TERM INVESTMENT(A) — 5.5%

SEI Daily Income Trust Government Fund, Cl F, 2.190%
(Cost $5,328,180)	5,328,180	5,328,180

TOTAL INVESTMENTS— 99.0%
(Cost $99,638,554)		$96,793,426

Percentages are based on Net Assets of $97,813,221.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The reporting rate is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019